Simplify Next Intangible Core Index ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares Value
Common Stocks – 99.3%
Communication Services – 3.9%
Electronic Arts, Inc. ........................................................ 55 $ 7,949
Live Nation Entertainment, Inc.* .............................................. 15 1,959
Match Group, Inc. ......................................................... 55 1,716
New York Times Co. (The), Class A ........................................... 35 1,736
News Corp., Class B ....................................................... 128 3,887
Pinterest, Inc., Class A* ..................................................... 161 4,991
Reddit, Inc., Class A* ...................................................... 48 5,035
Snap, Inc., Class A* ....................................................... 396 3,449
Spotify Technology SA* ..................................................... 40 22,001
Warner Music Group Corp., Class A ........................................... 47 1,474
54,197
Consumer Discretionary – 6.1%
Airbnb, Inc., Class A* ...................................................... 46 5,495
AutoZone Inc* ............................................................ 1 3,813
Booking Holdings, Inc. ..................................................... 2 9,214
Burlington Stores, Inc.* ..................................................... 6 1,430
Carvana Co., Class A* ..................................................... 9 1,882
Deckers Outdoor Corp.* .................................................... 15 1,677
DoorDash, Inc., Class A* .................................................... 28 5,118
DraftKings Inc, Class A* .................................................... 31 1,029
Duolingo, Inc.* ............................................................ 9 2,795
eBay, Inc. ................................................................ 103 6,976
Expedia Group, Inc. ....................................................... 10 1,681
Flutter Entertainment PLC* .................................................. 12 2,659
Home Depot, Inc. (The) ..................................................... 48 17,592
Light & Wonder, Inc.* ...................................................... 5 433
Lowe's Cos, Inc. .......................................................... 28 6,530
NIKE, Inc., Class B ........................................................ 134 8,506
O'Reilly Automotive, Inc.* ................................................... 4 5,730
Tractor Supply Co. ........................................................ 26 1,433
83,993
Consumer Staples – 13.0%
Clorox Co. (The) .......................................................... 11 1,620
Coca-Cola Co. (The) ....................................................... 203 14,539
Colgate-Palmolive Co ...................................................... 71 6,653
Costco Wholesale Corp. .................................................... 44 41,614
Estee Lauder Cos., Inc. (The), Class A ......................................... 32 2,112
Hershey Co. (The) ......................................................... 10 1,710
Kimberly-Clark Corp. ....................................................... 30 4,267
Kroger Co. (The) .......................................................... 61 4,129
Mondelez International, Inc., Class A .......................................... 62 4,207
Monster Beverage Corp.* ................................................... 45 2,633
PepsiCo, Inc. ............................................................. 66 9,896
Philip Morris International, Inc. ............................................... 72 11,429
Sysco Corp. .............................................................. 23 1,726
Target Corp. .............................................................. 43 4,487
US Foods Holding Corp* .................................................... 20 1,309
Walmart, Inc. ............................................................. 760 66,720
179,051

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Energy – 4.5%
Baker Hughes Co. ......................................................... 66 $ 2,901
Exxon Mobil Corp. ......................................................... 286 34,014
Kinder Morgan, Inc. ........................................................ 170 4,850
Marathon Petroleum Corp. .................................................. 21 3,059
Phillips 66 ............................................................... 27 3,334
Schlumberger NV ......................................................... 92 3,846
Targa Resources Corp. ..................................................... 16 3,207
Texas Pacific Land Corp. ................................................... 1 1,325
Williams Cos., Inc. (The) .................................................... 92 5,498
62,034
Financials – 11.9%
Aflac, Inc. ................................................................ 26 2,891
Allstate Corp. (The) ........................................................ 12 2,485
American Express Co. ..................................................... 35 9,417
American International Group, Inc. ............................................ 27 2,347
Ameriprise Financial Inc .................................................... 5 2,421
Arch Capital Group Ltd. ..................................................... 17 1,635
Arthur J Gallagher & Co. .................................................... 12 4,143
Berkshire Hathaway, Inc., Class B* ........................................... 97 51,660
Blackstone, Inc. ........................................................... 57 7,967
Brown & Brown, Inc. ....................................................... 13 1,617
Coinbase Global, Inc., Class A* .............................................. 13 2,239
Hartford Insurance Group, Inc. (The) .......................................... 13 1,609
Marsh & McLennan Cos., Inc. ................................................ 23 5,613
Mastercard, Inc., Class A ................................................... 84 46,042
MetLife, Inc. .............................................................. 32 2,569
Nasdaq Inc .............................................................. 28 2,124
Progressive Corp. (The) .................................................... 27 7,641
Prudential Financial, Inc. .................................................... 17 1,899
Robinhood Markets, Inc., Class A* ............................................ 44 1,831
Toast, Inc., Class A* ....................................................... 123 4,080
Travelers Cos., Inc. (The) ................................................... 10 2,645
164,875
Health Care – 11.2%
Agilent Technologies, Inc. ................................................... 26 3,041
Align Technology, Inc.* ..................................................... 29 4,607
Alkermes PLC* ........................................................... 64 2,113
Alnylam Pharmaceuticals Inc* ............................................... 51 13,771
Axsome Therapeutics, Inc.* ................................................. 19 2,216
Blueprint Medicines Corp.* .................................................. 24 2,124
Bridgebio Pharma, Inc.* .................................................... 74 2,558
Centene Corp.* ........................................................... 23 1,396
Cigna Group (The) ........................................................ 13 4,277
Corcept Therapeutics, Inc.* .................................................. 39 4,455
CVS Health Corp. ......................................................... 58 3,929
Elevance Health, Inc. ...................................................... 10 4,350
Exelixis, Inc.* ............................................................. 113 4,172
Glaukos Corp.* ........................................................... 22 2,165
Guardant Health, Inc.* ...................................................... 45 1,917

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Health Care (continued)
Henry Schein, Inc.* ........................................................ 49 $ 3,356
Hims & Hers Health, Inc.* ................................................... 48 1,418
Humana, Inc. ............................................................. 6 1,588
IDEXX Laboratories, Inc.* ................................................... 32 13,438
Incyte Corp.* ............................................................. 84 5,086
Insmed, Inc.* ............................................................. 69 5,264
Inspire Medical Systems, Inc.* ............................................... 12 1,911
Intra-Cellular Therapies, Inc.* ................................................ 42 5,541
Ionis Pharmaceuticals, Inc.* ................................................. 63 1,901
Madrigal Pharmaceuticals, Inc.* .............................................. 8 2,650
Masimo Corp.* ........................................................... 22 3,665
Mettler-Toledo International Inc* .............................................. 2 2,362
Natera, Inc.* ............................................................. 50 7,071
Neurocrine Biosciences, Inc.* ................................................ 39 4,313
Penumbra, Inc.* .......................................................... 15 4,011
PTC Therapeutics, Inc.* .................................................... 28 1,427
Sarepta Therapeutics Inc* ................................................... 40 2,553
Scholar Rock Holding Corp.* ................................................ 39 1,254
Tempus AI, Inc., Class A* ................................................... 38 1,833
Tg Therapeutics, Inc.* ...................................................... 53 2,090
Ultragenyx Pharmaceutical, Inc.* ............................................. 37 1,340
UnitedHealth Group, Inc. .................................................... 42 21,998
Waters Corp.* ............................................................ 5 1,843
155,004
Industrials – 7.4%
3M Co. .................................................................. 46 6,756
CACI International Inc, Class A* .............................................. 5 1,835
Cintas Corp. ............................................................. 37 7,605
Cummins Inc ............................................................. 10 3,134
Dover Corp. .............................................................. 10 1,757
Fastenal Co. ............................................................. 26 2,016
FedEx Corp. ............................................................. 17 4,144
Ferguson Enterprises, Inc. .................................................. 9 1,442
GE Vernova, Inc. .......................................................... 20 6,106
General Electric Co. ....................................................... 72 14,411
Honeywell International, Inc. ................................................. 45 9,529
Illinois Tool Works, Inc. ..................................................... 21 5,208
Lennox International, Inc. ................................................... 3 1,682
Otis Worldwide Corp. ...................................................... 18 1,858
Rockwell Automation, Inc. ................................................... 26 6,718
Rollins, Inc. .............................................................. 43 2,323
Uber Technologies, Inc.* .................................................... 148 10,783
United Parcel Service, Inc., Class B ........................................... 60 6,599
Veralto Corp. ............................................................. 20 1,949
WW Grainger, Inc. ......................................................... 4 3,951
Xylem, Inc. ............................................................... 19 2,270
102,076

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology – 39.2%
Adobe, Inc.* .............................................................. 108 $ 41,421
Appfolio, Inc., Class A* ..................................................... 8 1,759
Applied Materials, Inc. ...................................................... 59 8,562
AppLovin Corp, Class A* .................................................... 63 16,693
Atlassian Corp., Class A* ................................................... 65 13,794
Aurora Innovation, Inc., Class A* ............................................. 381 2,562
Autodesk, Inc.* ........................................................... 47 12,305
Cadence Design Systems, Inc.* .............................................. 57 14,497
Ciena Corp.* ............................................................. 33 1,994
Cloudflare Inc, Class A* .................................................... 85 9,579
Commvault Systems, Inc.* .................................................. 10 1,578
Confluent, Inc., Class A* .................................................... 77 1,805
Datadog, Inc., Class A* ..................................................... 81 8,036
Dell Technologies, Inc., Class C .............................................. 146 13,308
Dolby Laboratories, Inc., Class A ............................................. 6 482
Dropbox, Inc., Class A* ..................................................... 65 1,736
Dynatrace, Inc.* ........................................................... 71 3,348
Elastic NV* .............................................................. 24 2,138
F5, Inc.* ................................................................. 13 3,462
Fair Isaac Corp.* .......................................................... 5 9,221
Fortinet, Inc.* ............................................................. 178 17,134
Gartner, Inc.* ............................................................. 7 2,938
Gitlab, Inc., Class A* ....................................................... 39 1,833
GoDaddy Inc, Class A* ..................................................... 30 5,404
Guidewire Software, Inc.* ................................................... 18 3,372
HP, Inc. ................................................................. 215 5,953
HubSpot, Inc.* ............................................................ 12 6,855
International Business Machines Corp. ........................................ 200 49,732
Intuit, Inc. ................................................................ 62 38,067
Juniper Networks, Inc. ...................................................... 73 2,642
Keysight Technologies, Inc.* ................................................. 15 2,247
Klaviyo, Inc., Class A* ...................................................... 67 2,027
Kyndryl Holdings, Inc.* ..................................................... 51 1,601
Lam Research Corp ....................................................... 94 6,834
Lattice Semiconductor Corp.* ................................................ 30 1,574
Manhattan Associates, Inc.* ................................................. 13 2,250
MongoDB, Inc.* ........................................................... 17 2,982
Motorola Solutions, Inc. ..................................................... 37 16,199
NetApp, Inc. .............................................................. 44 3,865
Nutanix, Inc., Class A* ...................................................... 59 4,119
Palantir Technologies, Inc., Class A* .......................................... 480 40,512
Palo Alto Networks, Inc.* .................................................... 142 24,231
Pegasystems, Inc. ......................................................... 20 1,390
Procore Technologies, Inc.* ................................................. 34 2,245
Pure Storage Inc, Class A* .................................................. 70 3,099
QUALCOMM, Inc. ......................................................... 241 37,020
Samsara, Inc., Class A* .................................................... 131 5,021
Seagate Technology Holdings PLC ........................................... 45 3,823
ServiceNow, Inc.* ......................................................... 46 36,622

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology (continued)
Synopsys, Inc.* ........................................................... 33 $ 14,152
Teradyne, Inc. ............................................................ 17 1,404
Unity Software, Inc.* ....................................................... 97 1,900
Workday, Inc., Class A* ..................................................... 59 13,778
Zebra Technologies Corp, Class A* ........................................... 12 3,391
Zscaler, Inc.* ............................................................. 34 6,746
541,242
Materials – 1.1%
CRH PLC ................................................................ 31 2,727
Ecolab, Inc. .............................................................. 22 5,577
Sherwin-Williams Co. (The) ................................................. 12 4,190
Vulcan Materials Co. ....................................................... 9 2,100
14,594
Real Estate – 0.1%
CBRE Group, Inc., Class A* ................................................. 15 1,962
Utilities – 0.9%
Consolidated Edison, Inc. ................................................... 27 2,986
Dominion Energy, Inc. ...................................................... 67 3,757
NiSource, Inc. ............................................................ 37 1,483
NRG Energy, Inc. ......................................................... 15 1,432
Vistra Corp. .............................................................. 25 2,936
12,594
Total Common Stocks (Cost $1,339,792) ........................................... 1,371,622
Money Market Funds – 0.6%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(a)
(Cost $8,887) ........................................................... 8,887 8,887
Total Investments – 100.0%
(Cost $1,350,314) ............................................................. $ 1,381,981
Other Assets in Excess of Liabilities – 0.0%† .......................................... 534
Net Assets – 100.0% ............................................................ $ 1,382,515
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 99.3%
Money Market Funds .......................................................................... 0.6%
Total Investments ............................................................................. 100.0%
Other Assets in Excess of Liabilities ............................................................... 0.0%†
Net Assets .................................................................................. 100.0%

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.